Summary of Options to Purchase Common Stock By Exercise Price (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Underlying Options Vested		5,109,350
2004 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Underlying Options Outstanding		6,226,183
Number of Shares Underlying Options Vested		4,936,123
Weighted- Average Remaining Contractual		5 years 6 months 2 days
2004 Stock Plan | Stock Options Issued Outside of Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.2900
Number of Shares Underlying Options Outstanding	930,513	325,000
Number of Shares Underlying Options Vested		314,583
Weighted- Average Remaining Contractual	8 years 10 months 13 days	1 year 9 months 29 days
2004 Stock Plan | 0.0500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.0500
Number of Shares Underlying Options Outstanding		30,000
Number of Shares Underlying Options Vested		30,000
Weighted- Average Remaining Contractual		8 months 7 days
2004 Stock Plan | 0.0700
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.0700
Number of Shares Underlying Options Outstanding		214,000
Number of Shares Underlying Options Vested		214,000
Weighted- Average Remaining Contractual		8 months 7 days
2004 Stock Plan | 0.2800
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.2800
Number of Shares Underlying Options Outstanding		2,642,815
Number of Shares Underlying Options Vested		2,642,815
Weighted- Average Remaining Contractual		5 years 2 months 15 days
2004 Stock Plan | 0.3600
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.3600
Number of Shares Underlying Options Outstanding		526,375
Number of Shares Underlying Options Vested		526,375
Weighted- Average Remaining Contractual		4 years 3 months 25 days
2004 Stock Plan | 0.4000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.4000
Number of Shares Underlying Options Outstanding		826,206
Number of Shares Underlying Options Vested		769,605
Weighted- Average Remaining Contractual		6 years 1 month 10 days
2004 Stock Plan | 0.4400
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.4400
Number of Shares Underlying Options Outstanding		1,887,975
Number of Shares Underlying Options Vested		671,060
Weighted- Average Remaining Contractual		8 years 10 months 11 days
2004 Stock Plan | 0.4800
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share		$ 0.4800
Number of Shares Underlying Options Outstanding		98,812
Number of Shares Underlying Options Vested		82,268
Weighted- Average Remaining Contractual		7 years 5 months 10 days